Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	¥ 356,547	¥ 115,999
Liabilities measured at fair value	369	1,097
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	356,540	115,999
Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	62,076	51,808
Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	294,435	64,161
Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	29	30
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	369	1,097
Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value		1
Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	369	1,096
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	356,540	115,999
Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	356,540	115,999
Level 1 | Available-for-sale Securities | Domestic stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	62,076	51,808
Level 1 | Available-for-sale Securities | Foreign stocks
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	294,435	64,161
Level 1 | Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	29	30
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Liabilities measured at fair value	369	1,097
Level 2 | Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Level 2 | Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	7
Level 2 | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	369	1,097
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value		1
Level 2 | Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value	¥ 369	¥ 1,096